Other Accounts Receivable - Schedule of Tax Credit Related to VAT on Subsidiaries (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other Accounts Receivable [line items]
Current value added tax receivables	S/ 79,076	S/ 81,732
Non-current value added tax receivables	26,162	30,680
GyM S A [member]
Other Accounts Receivable [line items]
Current value added tax receivables	38,653	50,326
Non-current value added tax receivables	530	530
Viva GyM SA [member]
Other Accounts Receivable [line items]
Current value added tax receivables	511	10,894
Non-current value added tax receivables	6,744	9,983
GyM Ferrovias SA. [member]
Other Accounts Receivable [line items]
Current value added tax receivables	25,453	8,653
Negocias del Gas S.A. [member]
Other Accounts Receivable [line items]
Non-current value added tax receivables	8,411	8,411
Concesionaria Vesur S.A. [member]
Other Accounts Receivable [line items]
Current value added tax receivables	1,015
Non-current value added tax receivables	5,059	5,319
Grana Y Montero S.A.A. [member]
Other Accounts Receivable [line items]
Current value added tax receivables	9,821	1,571
GMP S.A. [member]
Other Accounts Receivable [line items]
Current value added tax receivables	456	3,992
CONCARSA [member]
Other Accounts Receivable [line items]
Current value added tax receivables	2,382	1,551
Norvial S.A. [member]
Other Accounts Receivable [line items]
Non-current value added tax receivables	1,997	3,209
Other subsidiaries [member]
Other Accounts Receivable [line items]
Current value added tax receivables	785	4,745
Non-current value added tax receivables	S/ 3,421	S/ 3,228